SIGNIFICANT ACCOUNTING POLICIES (Intangible assets useful lives) (Details)	12 Months Ended
Dec. 31, 2017
Customer contracts and customer relationships | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life	7 years
Customer contracts and customer relationships | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life	20 years
License agreements | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life	7 years
License agreements | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years
Computer software | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life	4 years
Computer software | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life	7 years
Trademarks
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years
Non-compete agreements
Disclosure of detailed information about intangible assets [line items]
Useful life	2 years